Operating Segment and Geographic Information (Schedule of Long-Lived Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 38,480	¥ 39,925	¥ 41,368
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	23,045	24,799	27,336
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,577	2,417	2,693
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,211	2,435	2,106
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 10,647	¥ 10,274	¥ 9,233